Derivative Instruments - Summary of Derivatives (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative financial instruments [line items]
Derivatives Assets	$ 10	$ 6
Less current portion	(7)	(1)
Long-term portion	3	5
Derivatives Liabilities	64	97
Less current portion	(29)	(41)
Long-term portion	35	56
Net	(54)	(91)
Less current portion	22	40
Long-term portion	(32)	(51)
Natural gas derivatives [member]
Disclosure of derivative financial instruments [line items]
Derivatives Assets	9	6
Derivatives Liabilities	29	53
Net	(20)	(47)
Foreign currency derivatives [member]
Disclosure of derivative financial instruments [line items]
Derivatives Assets	1
Net	1
Cash flow hedges [member] | Natural gas derivatives [member]
Disclosure of derivative financial instruments [line items]
Derivatives Liabilities	35	44
Net	$ (35)	$ (44)